Accounting pronouncements recently adopted	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements recently adopted
Accounting pronouncements recently adopted
a) Reporting Discontinued Operations
In April 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update ("ASU") No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disposals of Components of an Entity. This accounting standard changes the requirements for reporting discontinued operations. The amendments in this ASU change the definition of what will be reported as a discontinued operation by limiting discontinued operations to disposals of components of an entity that will have a major effect on an entity's operations and financial results. This ASU is effective for disposals recorded on or after January 1, 2015. The adoption of this standard did not have an effect on the Company's consolidated financial statements since adoption.
b) Income Taxes - Balance Sheet Classification of Deferred Taxes
In November 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update ("ASU") No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. This accounting standard requires that deferred tax liabilities and assets be classified as non-current in a classified statement of financial position. The Company early adopted this ASU effective commencing January 1, 2015. This standard was retrospectively adopted and the adoption of this standard did not have a material effect on the Company's consolidated financial statements. As at December 31, 2014 $5.6 million was reclassified from current deferred tax assets to non-current deferred tax assets and $20.1 million was reclassified from current deferred tax liabilities to non-current deferred tax liabilities.